Investment Income - Summary of Impairments and Reversals of Impairment on Investments per Segment (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Impairments And Reversals Of Impairment On Investments Per Segment [Line Items]
Impairments		€ (6)	€ (13)
Reversal of impairments		3
Retail Belgium [member]
Disclosure Of Impairments And Reversals Of Impairment On Investments Per Segment [Line Items]
Impairments	€ 0
Reversal of impairments	0
Wholesale Banking [member]
Disclosure Of Impairments And Reversals Of Impairment On Investments Per Segment [Line Items]
Impairments	0	(5)	(8)
Reversal of impairments	0	3
Corporate Line Banking [member]
Disclosure Of Impairments And Reversals Of Impairment On Investments Per Segment [Line Items]
Impairments	0	€ (1)	€ (5)
Reversal of impairments	€ 0